License Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
License Agreement

(14) License Agreement

CTx has a licensing agreement with a company related to the patents and licensed know-how for use in the development of CTx-1301, CTx-1302, and CTx-2103. Payments are to be made upon the occurrence of the following milestone events:

●	$250,000 Milestone payment upon dosing of first patient in a Phase 3 Clinical Trial for each product in the field, payable on a per product basis.
●	$250,000 Milestone payment upon licensee filing of new drug application for each product in the field, payable on a per product basis.
●	$250,000 Milestone payment for CTx-1301 and CTx-1302 and $500,000 Milestone payment for CTx-2103 upon receipt of first marketing approval from the FDA, payable on a per product basis.
●	$250,000 Milestone payment for CTx-2103 upon receipt of first marketing approval from the EMA (European Medicines Agency)

As of December 31, 2022, the $250,000 milestone for CTx-1301 relating to the dosing of first patient in a Phase 3 Clinical Trial was accrued as management deemed the milestone probable of occurring. In early 2023, the Company paid this amount as the first patient in a CTx-1301 Phase 3 Clinical Trial was dosed. The Company has not recorded any expense relating to the other milestones for any other product as it has not deemed them probable of occurring as of September 30, 2023.

(16) License Agreement

CTx has a licensing agreement with a company related to the patents and licensed know-how for use in the development of CTx-1301, CTx-1302, and CTx-2103. CTx will pay the following upon the occurrence of the following milestone events:

●	$250,000 Milestone payment upon dosing of first patient in a Phase 3 Clinical Trial for each product in the field, payable on a per product basis.
●	$250,000 Milestone payment upon licensee filing of new drug application for each product in the field, payable on a per product basis.
●	$250,000 Milestone payment for CTx-1301 and CTx-1302 and $500,000 Milestone payment for CTx-2103 upon receipt of first marketing approval from the FDA, payable on a per product basis.
●	$250,000 Milestone payment for CTx-2103 upon receipt of first marketing approval from the EMA (European Medicines Agency)

The Company accrued the $250,000 milestone for CTx-1301 related to dosing of first patient in a Phase 3 Clinical Trial as of December 31, 2021 as management deemed this milestone to be probable. The Company has not recorded any expense relating to the other milestones for either product as it has not deemed them probable of occurring as of December 31, 2022.